Fair Value Mesurements (Details) - Schedule of key inputs used in the valuation of the SAFE - USD ($)			1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 13, 2021	Mar. 25, 2021	Jan. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Key Inputs Used In The Valuation Of The Safe Abstract
Expected fair value per share of Preferred Shares $ (in Dollars)			$ 54,940			$ 75,980	$ 68,100
Expected fair value per share of Ordinary Shares $ (in Dollars per share)			$ 41.43			$ 38.53	$ 38.53
Probability of equity financing occurrence			50.00%			5.00%	5.00%
Probability of liquidity event occurrence			50.00%			95.00%	95.00%
Probability of dissolution occurrence			0.00%			0.00%	0.00%
Discount upon conversion to Preferred Share			10.00%			10.00%	10.00%
Time to liquidity (years)	2 months 19 days	9 months	1 year	1 year 3 months	1 year	5 months 1 day	6 months
Risk-Free Interest	0.05%	0.06%	0.10%	0.01%	0.10%	2.25%	0.19%
Underlying asset volatility	59.65%	93.96%	102.90%	118.40%	102.90%	56.51%	62.67%